ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares/ Principal	Value
COMMON STOCKS – 12.3%

Investment Company – 0.4%
RIV Capital, Inc. (Canada)*	2,502,838	$2,943,702

Pharmaceuticals – 0.2%
cbdMD, Inc.*	380,234	790,887
Hempfusion Wellness, Inc. (Canada)*(a)	4,373,284	1,049,588
Total Pharmaceuticals		1,840,475

REITS – 7.6%
Innovative Industrial Properties, Inc.	241,971	55,936,436
Power REIT*†	211,362	10,560,702
Total REITS		66,497,138

Specialty Retail – 4.1%
GrowGeneration Corp.*(a)	987,966	24,373,121
Hydrofarm Holdings Group, Inc.*	294,971	11,164,653
Total Specialty Retail		35,537,774

Total Common Stocks
(Cost $125,672,295)		106,819,089

MONEY MARKET FUND – 50.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)(c)
(Cost $442,078,823)	442,078,823	442,078,823

REPURCHASE AGREEMENT – 0.0%**(d)
HSBC Securities USA, Inc., dated 09/30/21, due 10/01/21, 0.04%, total to be received $27,714, (collateralized by various U.S. Government Agency Obligations, 0.13%-7.13%, 07/15/22-05/15/51, totaling $28,268)
(Cost $27,714)	$27,714	27,714

Total Investments – 62.9%
(Cost $567,778,832)		548,925,626
Other Assets in Excess of Liabilities – 37.1%		324,258,607
Net Assets – 100.0%		$873,184,233

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

*	Non-income producing security.
**	Less than 0.05%.
†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,180,683; the aggregate market value of the collateral held by the fund is $9,536,276. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $9,508,562.
(b)	Amount includes $352,093,942 of segregated collateral for swaps.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$106,819,089	$–	$–	$106,819,089
Money Market Fund	442,078,823	–	–	442,078,823
Repurchase Agreement	–	27,714	–	27,714
Total	$548,897,912	$27,714	$–	$548,925,626

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$–	$(139,946,696)	$–	$(139,946,696)
Total	$–	$(139,946,696)	$–	$(139,946,696)

†	Derivative instruments, including swap contracts are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Investment Company	0.4%
Pharmaceuticals	0.2
REITS	7.6
Specialty Retail	4.1
Money Market Fund	50.6
Repurchase Agreement	0.0 **
Total Investments	62.9
Other Assets in Excess of Liabilities	37.1
Net Assets	100.0%

**	Less than 0.05%.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Total Return Swap contracts outstanding as of September 30, 2021:

Reference Entity	Number of Contracts	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	20,016,571	—	—	9/02/2022	$27,356,634	$20,959,351	$(6,397,283)
Acreage Holdings FX SUB VOT CL E ORD	2,538,467	SOFR + 1.00%	Monthly	9/02/2022	5,870,014	5,863,859	(6,155)
AYR Wellness	1,030,000	—	—	9/02/2022	29,241,143	27,065,938	(2,175,205)
AYR Wellness	1,920,911	SOFR + 1.00%	Monthly	9/02/2022	50,516,539	50,476,950	(39,589)
C21 Investments ORD	7,877,268	—	—	9/02/2022	10,556,530	5,569,386	(4,987,144)
Ceres Acquisition	300,000	—	—	9/02/2022	3,073,980	2,979,000	(94,980)
Columbia Care ORD	2,851,401	—	—	9/02/2022	20,113,685	11,091,950	(9,021,735)
Columbia Care ORD	5,475,491	SOFR + 1.00%	Monthly	9/02/2022	21,318,377	21,299,660	(18,717)
Cresco Labs ORD	3,811,025	—	—	9/02/2022	50,154,903	35,366,312	(14,788,591)
Cresco Labs ORD	5,492,095	SOFR + 1.00%	Monthly	9/02/2022	51,012,420	50,966,642	(45,778)
Curaleaf Holdings SUB VOT ORD	3,460,000	—	—	9/02/2022	52,510,707	41,693,000	(10,817,707)
Curaleaf Holdings SUB VOT ORD	5,733,295	SOFR + 1.00%	Monthly	9/02/2022	69,143,648	69,086,205	(57,443)
Gage Growth	2,503,000	—	—	9/02/2022	5,272,981	4,630,550	(642,431)
Glass House Brands	550,000	—	—	9/02/2022	4,789,136	2,755,500	(2,033,636)
Goodness Growth Hold	4,140,230	—	—	9/02/2022	12,790,184	6,624,368	(6,165,816)
Gramf Tpco ORD	2,727,948	SOFR + 1.00%	Monthly	9/02/2022	8,710,216	8,702,154	(8,062)
Gramf Tpco ORD	2,765,000	—	—	9/02/2022	25,530,454	8,820,350	(16,710,104)
Green Thumb Industries SUB VOT ORD	1,397,178	—	—	9/02/2022	45,125,843	38,799,633	(6,326,210)
Green Thumb Industries SUB VOT ORD	2,878,042	SOFR + 1.00%	Monthly	9/02/2022	79,995,194	79,923,226	(71,968)
Harvest Health And Recreation ORD	8,905,031	—	—	9/02/2022	27,977,435	27,783,697	(193,738)
Jushi Holdings CL B SUB VOT ORD	2,196,273	—	—	9/02/2022	16,534,278	9,325,375	(7,208,903)
Jushi Holdings CL B SUB VOT ORD	4,030,425	SOFR + 1.00%	Monthly	9/02/2022	17,128,167	17,113,185	(14,982)
Lowell Farms ORD	4,564,503	—	—	9/02/2022	6,072,464	4,884,018	(1,188,446)
Planet 13 Holdings ORD	2,625,509	—	—	9/02/2022	19,116,832	12,561,223	(6,555,609)
Planet 13 Holdings ORD	3,483,776	SOFR + 1.00%	Monthly	9/02/2022	16,681,714	16,667,430	(14,284)
Terrascend ORD	2,354,905	—	—	9/02/2022	25,556,020	16,578,531	(8,977,489)
Terrascend ORD	4,551,676	SOFR + 1.00%	Monthly	9/02/2022	32,070,778	32,043,799	(26,979)
Trulieve Cannabis ORD	1,140,000	—	—	9/02/2022	48,051,549	30,677,400	(17,374,149)
Trulieve Cannabis ORD	2,019,918	SOFR + 1.00%	Monthly	9/02/2022	54,401,928	54,355,993	(45,935)
Vapen Mj Ventures ORD	4,856,256	—	—	9/02/2022	4,387,482	3,052,982	(1,334,500)
Verano Holdings ORD	3,300,784	—	—	9/02/2022	54,232,066	37,628,938	(16,603,128)
Net Unrealized Depreciation							$(139,946,696)

Cowen acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2021, cash in the amount of $0 has been segregated as collateral from the broker for Swap contracts.

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2021 were as follows:

Affiliated Holding Name	Value at 6/30/2021	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2021	Value at 9/30/2021	Dividend Income
Power REIT	$6,923,139	$2,030,968	$(188,444)	$90,520	$1,704,519	211,362	$10,560,702	$–